Equity - Summary of Stock Warrants Activity (Q1) (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019
Equity [Abstract]
Number of stock warrants, outstanding, beginning balance	212,638	209,513	161,180
Number of Underlying Warrants, Granted		12,500	140,000
Number of Underlying Warrants, Exercised
Number of Underlying Warrants, Forfeited		(9,375)	(91,667)
Number of Underlying Warrants, Outstanding, Ending balance	212,638	209,513	161,180	212,638
Number of stock warrants, exercisable, ending balance	212,638	212,638